N-2	Sep. 12, 2024
Cover [Abstract]
Entity Central Index Key	0001675033
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2MEF
Pre-Effective Amendment	false
Post-Effective Amendment	false
Entity Registrant Name	GREAT ELM CAPITAL CORP.
Entity Address, Address Line One	3801 PGA Boulevard
Entity Address, Address Line Two	Suite 603
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	617
Local Phone Number	375-3006
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	true
Additional Securities, 462(b), File Number	333-281177
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	3801 PGA Boulevard
Entity Address, Address Line Two	Suite 603
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
Contact Personnel Name	Matt Kaplan